Schedule of long-term maturities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 32,887,895	R$ 40,413,192
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	178,134	2,086,460
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	1,169,758	1,824,477
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	3,866,930	5,653,432
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	630,531	1,121,748
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	607,577	580,062
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	539,416	514,819
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	6,903,454	6,986,264
Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	225,927	217,418
Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	8,320,877	7,951,181
Tharty And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 10,445,291	R$ 13,477,331